Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
TAXES

NOTE 14 – TAXES

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/ (loss) from its PRC operations for the years ended June 30, 2020, 2019 and 2018.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

E-Home Hong Kong is not subject to tax on income or capital gain since there has no operations in Hong Kong for the years ended June 30, 2020, 2019 and 2018.

PRC

Income Tax

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. The EIT Law became effective on January 1, 2008. 25% tax rates apply to all the PRC operation subsidiaries in the Group.

The provision for income tax for the years ended June 30, 2020, 2019 and 2018, consisted of the following:

	2020	2019	2018
Current income tax provision	$2,251,672	$3,565,146	$3,248,636
Deferred income tax provision	353,097	-	-
Total	$1,898,575	$3,565,146	$3,248,636

The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2020, 2019 and 2018, respectively:

	2020	2019	2018
Provision for income taxes at statutory tax rate in the PRC	$1,886,646	$3,434,377	$3,235,245
Effect of income for which no income tax is chargeable	-	-	-
Effect of expense for which no income tax is deductible	11,929	130,769	13,391
Reversal of deficit	-	-	-
Effective tax	$1,898,575	$3,565,146	$3,248,636

The significant components of deferred tax assets were as follows:

	As of June 30, 2020	As of June 30, 2019
Deferred tax assets
Senior care services fees advanced from customers	$353,097	-
Total	$353,097	-

Value Added Tax (“VAT”)

Business tax changed to VAT in China since May 1, 2016. The Group’s revenue of installation is subject to a VAT rate of 11%.

The maintenance and accessories sales were subject to a VAT rate of 17% before May 1, 2018 and were reduced to 16% since then. The VAT rate was reduced to 13% since April 1, 2019.

According to the regulations (Fiscal and Tax [2016] 36), no VAT will be levied if an enterprise provides employee-based household services. E-Home Pingtan applied for the tax exemption in July 2017 and was approved by the State Administration of Taxation (China), so the VAT rate of installation, maintenance, after-sales and cleaning service is nil since July 2017.

Taxes payable

The Group’s taxes payable as of June 30, 2020 and 2019, consisted of the following:

	2020	2019
Income tax payable	$-	$1,007,362
VAT payable	5,797	7,781
Other tax payables (other payables and accrued liabilities)	2,228	4,476
Total	$8,025	$1,019,619